Contract assets (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contract assets [abstract]
Debentures costs	R$ 17,903	R$ 12,785
Debentures average rate	0.38%	0.38%